Other current assets	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Other current assets

11. Other current assets

	June 30, 2023	December 31, 2022
	€	€
Prepayments	8,533,998	4,044,255
Other assets	948,475	582,589
	9,482,473	4,626,844

Prepayments mainly relate to prepaid insurance, sign-on bonus to personnel, prepaid R&D expenses and rent.

Other assets mainly consist of deferred transaction costs related to Group’s in-process equity financing. The company defers the transaction costs related to any in-process financing. Upon recognition of the equity instruments, the related transaction costs are deducted from share premium.